Average Annual Total Returns - Great-West S and P Mid Cap 400 Index Fund	Institutional OneYear	Institutional FiveYears	Institutional SinceInception	Institutional InceptionDate	Institutional S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) OneYear	Institutional S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) FiveYears	Institutional S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) SinceInception	Institutional S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) InceptionDate	Investor OneYear	Investor FiveYears	Investor SinceInception	Investor InceptionDate	Investor S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) OneYear	Investor S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) FiveYears	Investor S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) SinceInception	Investor S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) InceptionDate	L OneYear	L FiveYears	L SinceInception	L InceptionDate	L S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) OneYear	L S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) FiveYears	L S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) SinceInception	L S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) InceptionDate
Total	13.49%	12.14%	9.46%		13.66%	12.35%	9.67%		13.10%	11.73%	10.82%		13.66%	12.35%	11.36%		13.12%		9.45%		13.66%	12.35%	10.68%